Cash and Due from Banks At Amortized Cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash and Due from banks at amortized cost [Line Items]
Cash and cash equivalents	₩ 2,582,886	₩ 2,617,231
Due from banks at amortized cost :
Deposits	5,616,049	5,045,513
Reserve deposits	13,840,988	2,360,416
Time deposits	3,807,849	4,137,501
Other	2,588,046	3,202,789
Due from banks at amortized cost, total	25,852,932	14,746,219
Allowance for credit losses	(12,074)	(14,824)
Cash and Due from banks at amortized cost, total	28,423,744	17,348,626
Domestic currency
Cash and Due from banks at amortized cost [Line Items]
Cash and cash equivalents	2,582,886	2,617,231
Due from banks at amortized cost :
Deposits	0	0
Reserve deposits	13,840,988	2,360,416
Time deposits	1,413,964	1,346,015
Other	1,890,541	2,271,812
Due from banks at amortized cost, total	17,145,493	5,978,243
Foreign currency
Cash and Due from banks at amortized cost [Line Items]
Cash and cash equivalents	0	0
Due from banks at amortized cost :
Deposits	5,616,049	5,045,513
Reserve deposits	0	0
Time deposits	2,393,885	2,791,486
Other	697,505	930,977
Due from banks at amortized cost, total	₩ 8,707,439	₩ 8,767,976